AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Arizona – 84.2%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$825	$826,712
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,118,803
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	1,026	991,976
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	917,372
4.00%, 11/01/2050	2,000	1,797,401
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,482,030
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	837,011
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	300	318,910
Arizona Industrial Development Authority (North Carolina Central University Project) Series 2019 5.00%, 06/01/2058	2,300	2,431,461
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,617,450
Series 2021 4.00%, 02/01/2038	1,500	1,470,904
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	492,106
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043	1,000	782,221
5.00%, 05/01/2048	1,100	833,024
Arizona Sports & Tourism Authority Series 2022 5.00%, 07/01/2031	2,000	2,249,823

	Principal Amount (000)	U.S. $ Value

Arizona State University Series 2014 5.00%, 08/01/2033	$2,050	$2,124,382
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	3,636,226
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,693,971
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,031,635
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,639,915
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	797,851
Series 2019 5.00%, 07/01/2049	2,500	2,639,948
Series 2019-B 4.00%, 07/01/2037	3,000	2,886,413
4.00%, 07/01/2038	1,160	1,103,413
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,039,995
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	2,951,111
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	4,971,105
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	955,822
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	996,562
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,516,885
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,016,100
5.00%, 07/01/2042	1,250	1,258,709

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	$2,500	$2,509,800
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,723,530
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,213,948
Series 2021 4.00%, 02/15/2051	580	463,138
4.00%, 02/15/2041	205	176,154
4.00%, 02/15/2046	345	283,540
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	990	745,195
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033	1,400	1,495,148
5.00%, 01/01/2035	2,000	2,121,842
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	893,167
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	433,410
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	786,011
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,721,583
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	769,304
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	3,000	3,287,030
5.00%, 07/01/2036	1,700	1,855,565
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,656,810
Northern Arizona University Series 2015 5.00%, 06/01/2034	1,000	1,048,695
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,637,054
5.25%, 12/01/2022	515	517,538
5.25%, 12/01/2023	650	664,994

	Principal Amount (000)	U.S. $ Value

Student & Academic Services LLC (Northern Arizona University) Series 2014 5.00%, 06/01/2044	$1,200	$1,234,607
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	746,847
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	379,174
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	3,890,957
Western Maricopa Education Center District No. 402 Series 2014-B 4.50%, 07/01/2033	1,765	1,815,283
4.50%, 07/01/2034	2,175	2,235,394

		91,732,965

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	259,165

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	537,127

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	206,275

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	86,252
Series 2023 5.25%, 10/01/2031(b)	150	151,446
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	305,703
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	796,936
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	177,807
5.00%, 10/01/2040	705	732,472
Series 2022-A 5.00%, 10/01/2044	200	207,594

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$90	$91,726
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	883,482

		3,433,418

Illinois – 0.3%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	351,259

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	145	115,500
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	92,469

		207,969

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,024,173

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	501,089
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	110,671

		611,760

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,531

New York – 1.8%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,079,126

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	$755	$892,571

		1,971,697

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	285,500
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	500,468

		785,968

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	1	896
Zero Coupon, 07/01/2033	144	81,587
4.00%, 07/01/2033	103	96,171
4.00%, 07/01/2035	3	2,390
4.00%, 07/01/2037	2	1,999
4.00%, 07/01/2041	3	2,647
4.00%, 07/01/2046	103	87,230
5.25%, 07/01/2023	32	32,090
5.375%, 07/01/2025	3	3,331
5.625%, 07/01/2027	203	215,365
5.625%, 07/01/2029	3	3,386
5.75%, 07/01/2031	3	3,349
Series 2022-C Zero Coupon, 11/01/2043	20	10,380
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	101,229
Puerto Rico Highway & Transportation Authority Series 2007-N 5.25%, 07/01/2034	130	131,916
5.25%, 07/01/2036	130	131,623
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	357,469
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	99,414
Series 2019-A 4.329%, 07/01/2040	105	101,931
5.00%, 07/01/2058	480	464,451

		1,928,854

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$165	$165,363

Texas – 2.5%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	294,025
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,043,626
Series 2015-B 5.00%, 01/01/2034	1,300	1,360,899

		2,698,550

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	241,569
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	85,413

		326,982

Total Municipal Obligations (cost $111,050,462)		106,293,056

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $1,609,970)	1,609,970	1,609,970

Total Investments – 99.0% (cost $112,660,432)(f)		107,903,026
Other assets less liabilities – 1.0%		1,081,367

Net Assets – 100.0%		$108,984,393

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$75,414	$—	$75,414
USD	370	01/15/2025	2.585%	CPI#	Maturity	37,412	—	37,412
USD	370	01/15/2025	2.613%	CPI#	Maturity	37,007	—	37,007
USD	240	01/15/2025	4.028%	CPI#	Maturity	10,193	—	10,193
USD	1,150	01/15/2026	CPI#	0.037	Maturity	(54,623)	—	(54,623)
USD	1,150	01/15/2027	CPI#	0.033	Maturity	(71,782)	—	(71,782)
USD	1,150	01/15/2027	CPI#	0.035	Maturity	(61,400)	(1,370)	(60,030)
USD	900	01/15/2027	CPI#	0.033	Maturity	(56,011)	—	(56,011)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	564,531	—	564,531
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	502,436	—	502,436
USD	2,200	01/15/2029	CPI#	0.034	Maturity	(89,460)	—	(89,460)
USD	1,330	01/15/2029	CPI#	0.037	Maturity	(15,320)	—	(15,320)
USD	640	01/15/2029	CPI#	0.033	Maturity	(31,351)	—	(31,351)
USD	510	01/15/2030	1.572%	CPI#	Maturity	97,322	—	97,322
USD	510	01/15/2030	1.587%	CPI#	Maturity	96,614	—	96,614
USD	650	01/15/2031	2.782%	CPI#	Maturity	55,877	—	55,877
USD	630	01/15/2031	2.680%	CPI#	Maturity	60,560	—	60,560
USD	540	01/15/2031	2.989%	CPI#	Maturity	35,159	—	35,159
USD	530	01/15/2032	CPI#	0.031	Maturity	(27,843)	—	(27,843)
USD	490	04/15/2032	CPI#	0.029	Maturity	(32,389)	—	(32,389)

						$1,132,346	$(1,370)	$1,133,716

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.4445%	Annual	$(136,812)	$—	$(136,812)
USD	1,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	146,343	—	146,343
USD	3,500	04/15/2032	2.542%	1 Day SOFR	Annual	107,565	—	107,565
USD	1,750	04/15/2032	2.444%	1 Day SOFR	Annual	72,321	—	72,321
USD	1,000	04/15/2032	1.28%	1 Day SOFR	Annual	138,473	—	138,473

						$327,890	$—	$327,890

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$150,871	$—	$150,871

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $5,747,616 or 5.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,931,187 and gross unrealized depreciation of investments was $(6,076,116), resulting in net unrealized depreciation of $(3,144,929).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$106,293,056	$—	$106,293,056
Short-Term Investments	1,609,970	—	—	1,609,970

Total Investments in Securities	1,609,970	106,293,056	—	107,903,026
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,572,525	—	1,572,525
Centrally Cleared Interest Rate Swaps	—	464,702	—	464,702
Interest Rate Swaps	—	150,871	—	150,871
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(440,179)	—	(440,179)
Centrally Cleared Interest Rate Swaps	—	(136,812)	—	(136,812)

Total	$1,609,970	$107,904,163	$—	$109,514,133

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$384	$13,578	$12,352	$1,610	$6